Stockholders' Equity (Net Income Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Equity [Abstract]
Net income attributable to Sony Corporation's stockholders	¥ 916,271	¥ 490,794	¥ 73,289
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(22,775)	(74)	(53,927)
Change from net income attributable to Sony Corporation's stockholders and transfers (to) from the noncontrolling interests	¥ 893,496	¥ 490,720	¥ 19,362